TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
Taxation
Schedule of Significant Components of Provision for Income Taxes on Earnings

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current:
PRC	11,648	5,709	6,198
U.S.	93	—	5
Deferred:
PRC	(2,161)	(2,594)	6,156
U.S.	34	383	558
Provision for income tax expenses	9,614	3,498	12,917

Schedule of Principal Components of the Group's Deferred Tax Assets and Liabilities

	As of December 31
	2018	2019
	RMB	RMB
Deferred tax asset:
Accrued expense	5,942	4,332
Allowance for doubtful accounts	45,032	39,051
Tax loss carried forward	259,740	229,545
Deferred advertising expense	472	221
Impairment of long-lived tangible assets	424	357
Discount on long-term receivables from Jinghan Taihe	—	8,660
Total deferred tax assets	311,610	282,166
Valuation allowance	(278,437)	(249,626)
Deferred tax assets, net of valuation allowance	33,173	32,540

Deferred tax liabilities:
- Unrecognized valuation surplus and deficit - acquisition	79,834	81,125
- Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(58,272)	(61,516)
- Unrealized profit of short-term investments	142	428
- Accelerated fixed assets depreciation	1,229	2,308
Total deferred tax liabilities	22,933	22,345
Deferred tax assets, net of valuation allowance and deferred tax liabilities	10,240	10,195

Summary of amounts and expiration dates of operating loss carryforward

Amount
RMB
2020	47,845
2021	37,194
2022	16,491
2023	16,758
2024 and thereafter	693,091
Total	811,379

Schedule of Roll-forward of Valuation Allowance

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	536,838	403,485	278,437
Allowance made during the year	10,764	7,315	96,336
Decrease due to disposal/deregistration of subsidiaries	(120,069)	(23,595)	(65,639)
Reversals	(24,048)	(108,768)	(59,508)
Balance at end of the year	403,485	278,437	249,626

Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes

	Years ended December 31,
	2017	2018	2019
	%	%	%
PRC statutory income tax rate	25%	25%	25%
Impact of different tax rates in other jurisdictions	(6)%	(2)%	(8)%
Tax effect of preferential tax rate for small enterprises	0%	0%	(5)%
Tax effect of non-deductible expenses	15%	9%	(2)%
Tax effect of non-taxable income	(13)%	(9)%	2%
Tax effect of tax-exempt entities	7%	0%	17%
Tax effect of deemed profit	0%	(2)%	0%
Tax effect of short term investment	0%	3%	0%
Tax penalty	2%	0%	0%
Deferred tax effect of tax rate change	0%	0%	(35)%
Changes in valuation allowance	(12)%	(16)%	(9)%
Effective tax rate	18%	8%	(15)%

Schedule of Reconciliation of Beginning and Ending Amount of Liabilities Associated with Uncertain Tax Positions

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	25,323	24,619	26,246
The amount of decreases in the unrecognized tax benefits relating to settlements with taxing authorities	(131)	(259)	(242)
Additions for tax position of current year	6,072	2,301	6,148
Decrease due to disposal of subsidiaries (Note 26)	(6,645)	—	—
Decrease due to deregistration of subsidiary	—	(415)	—
Unrecognized tax benefits, end of year	24,619	26,246	32,152